INCOME TAX (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current:
Provision for doubtful accounts	$ 247,324	$ 191,913	$ 263,613
Depreciation expense	0	51,050	54,613
Total	$ 247,324	$ 242,963	$ 318,226